Equity (Details) - Schedule of stock options outstanding - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	1,250,004	1,360,652
Options Outstanding, Weighted-Average Contractual Life in Years	4 years 5 months 15 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 19.18
Options Exercisable, Number Exercisable (in Shares)	972,323
Options Exercisable, Weighted-Average Exercise Price	$ 20.62
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 4,900
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 4,900
$0.76 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 3.58
Range of Exercise Prices (Upper)	$ 19.61
Options Outstanding, Number Outstanding (in Shares)	588,500
Options Outstanding, Weighted-Average Contractual Life in Years	6 years 6 months 29 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 15.10
Options Exercisable, Number Exercisable (in Shares)	310,819
Options Exercisable, Weighted-Average Exercise Price	$ 15.99
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 22.28
Options Outstanding, Number Outstanding (in Shares)	463,400
Options Outstanding, Weighted-Average Contractual Life in Years	2 years 8 months 26 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 20.43
Options Exercisable, Number Exercisable (in Shares)	463,400
Options Exercisable, Weighted-Average Exercise Price	$ 20.43
$24.66 - $91.56 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	22.47
Range of Exercise Prices (Upper)	$ 27.83
Options Outstanding, Number Outstanding (in Shares)	121,926
Options Outstanding, Weighted-Average Contractual Life in Years	3 years 4 months 24 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 24.36
Options Exercisable, Number Exercisable (in Shares)	121,926
Options Exercisable, Weighted-Average Exercise Price	$ 24.36
$103.36 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	29.53
Range of Exercise Prices (Upper)	$ 35.16
Options Outstanding, Number Outstanding (in Shares)	76,178
Options Outstanding, Weighted-Average Contractual Life in Years	3 months 18 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 34.73
Options Exercisable, Number Exercisable (in Shares)	76,178
Options Exercisable, Weighted-Average Exercise Price	$ 34.73